Trade and Other Payables	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
36)	TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2018	2019
Other trade payables	74,814	69,204
Accrued expenses	43,012	41,766
Advance from customers*	57,816	—
Total	175,642	110,970

*	Upon adoption of IFRS 15 from April 1, 2018, the Group has reclassified advance from customers to contract liabilities (refer note 4 and 11).

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 6 and 37.